Equity	12 Months Ended
Jun. 30, 2025
Equity
Equity

Note 11 – Equity

Change of authorized shares

The Company had a share capital of $3,000,000 consisting of 300,000,000 ordinary shares, par value $0.01 per share as of June 30, 2022.

On May 23, 2023, the Board of Directors of the Company approved a reverse share split of the Company’s outstanding ordinary shares at a ratio of one-for-thirty (1-for-30) (the “Reverse Share Split”). The par value of the ordinary shares was increased in proportion to the ratio of the Reverse Share Split to $0.30 per share and the number of authorized ordinary shares was reduced in proportion to the ratio of the Reverse Share Split to 10,000,000 ordinary shares.

On February 6, 2024, the Company was approved to increase the authorized ordinary shares from 10,000,000 shares to 500,000,000 shares with the par value remain same at the special shareholders meeting.

On March 14, 2025, the shareholders of the Company adopted resolutions approving the following proposals to adopt a dual-class share capital structure at the annual general meeting of shareholders.

(i)	All of the issued and outstanding ordinary shares of $0.30 par value each in the capital of the Company (the “Ordinary Shares”) into class A Ordinary Shares of $0.30 par value each, each having one (1) vote per share and the other rights attached to it as set out in the Fourth Amended and Restated Memorandum and Articles of Association (the “Class A Ordinary Shares”) on a one for one basis;
(ii)	25,000,000 authorized but unissued Ordinary Shares into 25,000,000 class B Ordinary Shares of $0.30 par value each, each having twenty (20) votes per share and the other rights attached to it as set out in the Fourth Amended and Restated Memorandum and Articles of Association (the “Class B Ordinary Shares”) on a one for one basis; and
(iii)	the remaining authorized but unissued Ordinary Shares into Class A Ordinary Shares on a one for one basis, provided that the Company shall, at the time of the above resolution, have not less than 25,000,000 authorized but unissued Ordinary Shares.

On July 25, 2025, the registration of reducing the par value of each issued and authorized share of the Company from $0.30 to $0.000001 per issued share was approved and completed by the Grand Court of the Cayman Islands. As the total number of issued shares remains the same, it does not change the historical reality of the share structure. Therefore, reducing the par value of Ordinary Shares is not an adjusting event and not retroactively restated.

Direct offerings and private placements

On November 7, 2023 and November 9, 2023, the Company entered into securities purchase agreements with investors for the sale of 2,812,833 ordinary shares for gross proceeds of $3,994,222 at a price of $1.42 per share, pursuant to an exemption from the registration requirements of Section 5 of the Securities Act of 1933, subject to the satisfaction of customary closing conditions. As of June 30, 2024, the Company had completed the final closing for the sale.

Restricted shares issued for compensation

The Company granted RSUs to several management team members during the fiscal years of 2024 and 2023. No shares were granted during the fiscal year of 2025. The fair value as of the respective vesting dates of RSUs that vested during years ended June 30, 2025, 2024 and 2023 was nil, $73,230 and $67,271, respectively.

The summary of RSUs is as follows giving retroactive effect to the 1-to-30 Reverse Share Split effected on May 23, 2023:

		Weighted
		Average
		Grant Date
		Fair Value
	Shares	Per Share
Unvested as of June 30, 2022	—	$—
Granted	13,169	$5.11
Forfeited	—	$—
Vested	(13,169)	$5.11
Unvested as of June 30, 2023	—	$—
Granted	60,575	$2.14
Forfeited	(26,335)	$2.14
Vested	(34,240)	$2.14
Unvested as of June 30, 2024	—	$—

Warrants

The summary of warrant activity is as follows giving retroactive effect to the 1-to-30 Reverse Share Split effected on May 23, 2023:

			Weighted	Average
			Average	Remaining
	Warrants	Exercisable	Exercise	Contractual
	Outstanding	Shares	Price	Life
June 30, 2022	1,254,441	1,254,441	$29.91	4.76
Granted/Acquired	4,523,333	4,523,333	$1.3552	7.00
Forfeited	—	—	$—	—
Exercised	—	—	$—	—
June 30, 2023	5,777,774	5,777,774	$7.55	3.89
Granted/Acquired	1,070,719	1,070,719	$5.44	7.00
Cancellation (see Note 10)	(500,000)	(500,000)	$1.3552	—
Exercised	(850,000)	(850,000)	$1.3552	—
June 30, 2024	5,498,493	5,498,493	$7.22	3.06
Granted/Acquired	—	—	$—	—
Adjustment on down round feature*	20,061,892	20,061,892	$0.76	10.00
Forfeited	(156)	(156)	$90.00	—
Exercised	(18,814,907)	(18,814,907)	$—	—
June 30, 2025	6,745,322	6,745,322	$5.51	6.16

* The warrants contain a down round feature that provides for an adjustment to the exercise price and the number of warrant shares issuable upon exercise if the Company issues additional equity shares at a price lower than the current exercise price. During the year ended June 30, 2025, this down round feature was triggered, resulting in an adjustment of the exercise price to $0.76 per share and the issuance of 20,061,892 additional warrants. The fair value effect of the down round adjustment was recognized within equity as a reclassification between retained earnings and additional paid-in capital in accordance with ASC 260-10-55-97, and was treated as a deemed dividend excluded from the numerator of basic earnings per share. During the year ended June 30, 2025, 17,586,907 warrants were exercised on a cashless basis, resulting in the issuance of 7,914,108 Class A Ordinary Shares.